Exhibit 99.1

Santander Drive Auto Receivables Trust 2019-1

Class A-1 2.72404 % Asset Backed Notes

Class A-2-A 2.91% Asset Backed Notes

Class A-2-B LIBOR + 0.27% Asset Backed Notes

Class A-3 3.00% Asset Backed Notes

Class B 3.21% Asset Backed Notes

Class C 3.42% Asset Backed Notes

Class D 3.65% Asset Backed Notes

Class E 0.00% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2019-1, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of February 20, 2019. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	07/01/2020
Collection Period Ending:	07/31/2020
Previous Payment/Close Date:	07/15/2020
Payment Date	08/17/2020
Days of Interest for Period:	33
Days in Collection Period:	31
Months Seasoned:	18

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	53,866	01/31/2019	02/20/2019	1,113,309,233.22

Total	53,866			1,113,309,233.22

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1}	602,221,382.68

{2} Payments Received										{2}	18,470,152.61
{3} Repurchased Receivables										{3}	—
{4} Defaulted Receivables										{4}	3,493,482.74
{5} Cram Down Losses and Other Principal Adjustments										{5}	(8,295.20)
{6} Other Receivables adjustments										{6}	—

{7} Total Principal distributable amount											{7}	21,955,340.15

{8} End of period aggregate Principal Balance											{8}	580,266,042.53

{9} Pool Factor											{9}	0.521208

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2-A	Class A-2-B	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	172,500,000.00	156,100,000.00	75,000,000.00	133,570,000.00	121,350,000.00	149,740,000.00	133,590,000.00	101,870,000.00	1,043,720,000.00

{11} Beginning of period Note Balance			{11}	—	—	—	27,921,477.13	121,350,000.00	149,740,000.00	133,590,000.00	101,870,000.00	534,471,477.13
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	—	—	—	19,485,364.38	—	—	—	—	19,485,364.38
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	—	—	—
{19} End of period Note Balance			{19}	—	—	—	8,436,112.75	121,350,000.00	149,740,000.00	133,590,000.00	101,870,000.00	514,986,112.75
{20} Note Pool Factors			{20}	—	—	—	0.063159	1.000000	1.000000	1.000000	1.000000	0.493414
{21} Principal payment per $1,000			{21}	—	—	—	145.88	—	—	—	—	18.67

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received										{22}	18,470,152.61
{23} Net Liquidation Proceeds										{23}	2,587,573.42
{24} Principal on Repurchased Receivables										{24}	465,552.30
{25} Interest on Repurchased Receivables										{25}	38,375.58
{26} Interest collected on Receivables										{26}	7,478,162.65
{27} Other amounts received										{27}	14,367.05
{28} Optional Purchase Price										{28}	—
{29} Reserve Account Excess Amount										{29}	—
{30} Reserve Account Draw Amount										{30}	—

{31} Total Available Funds											{31}	29,054,183.61

Distributions
{32} Indenture Trustee Fee										{32}	—
{33} Owner Trustee Fee										{33}	—
{34} Asset Representations Reviewer Fee										{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	1,505,553.46	—	—	1,505,553.46						{35}	1,505,553.46

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{36}	Class A-1	—	2.72404%	33	Actual	—				{36}	—
{37}	Class A-2-A	—	2.91%	30	30 / 360	—				{37}	—
{38}	Class A-2-B	—	0.44475%	33	Actual	—				{38}	—
{39}	Class A-3	27,921,477.13	3.00%	30	30 / 360	69,803.69				{39}	69,803.69

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{40}	Class A-1	—	—	—						{40}	—
{41}	Class A-2-A	—	—	—						{41}	—
{42}	Class A-2-B	—	—	—						{42}	—
{43}	Class A-3	—	—	—						{43}	—

{44} First Allocation of Principal										{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class B	121,350,000.00	3.21%	30	30 / 360	324,611.25				{45}	324,611.25

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—						{46}	—

{47} Second Allocation of Principal										{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class C	149,740,000.00	3.42%	30	30 / 360	426,759.00				{48}	426,759.00

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—						{49}	—

{50} Third Allocation of Principal										{50}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51}	Class D	133,590,000.00	3.65%	30	30 / 360	406,336.25				{51}	406,336.25

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—						{52}	—

{53} Fourth Allocation of Principal										{53}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate(1)	Prior Period Interest Rate	Days	Days Basis	Calculated Interest
{54}	Class E	101,870,000.00	0.00%	0.00%	30	30 / 360	—			{54}	—

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{55}	Class E	—	—	—						{55}	—

	{56} Fifth Allocation of Principal									{56}	—
	{57} Reserve Account deposit									{57}	—
	{58} Regular Allocation of Principal									{58}	19,485,364.38
	{59} Optional Purchase Amount									{59}	—
	{60} Distribution to Residual Interestholder									{60}	6,835,755.58

{61} Total Distribution Amount											{61}	29,054,183.61

Footnote

(1) Interest on the Class E notes will accrue at 0.00% through and including the interest accrual period for the twentieth payment date following the closing date. For each interest accrual period following the interest accrual period for such twentieth payment date, (i) if on the twentieth payment date the targeted overcollateralization amount has been reached, interest on the Class E notes will accrue at 4.52%, or (ii) if on the twentieth payment date the targeted overcollateralization amount has not been reached, interest on the Class E notes will accrue at 0.00%.

IV. RECONCILIATION OF RESERVE ACCOUNT

	{62} Beginning of period Reserve Account balance							{62}	11,133,092.33
	{63} Deposit to Reserve Account							{63}	—
	{64} Release from Reserve Account							{64}	—

	{65} End of period Reserve Account balance										{65}	11,133,092.33

	{66} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)										{66}	11,133,092.33
	{67} Change in Reserve Account balance from prior period										{67}	—

	V. OVERCOLLATERALIZATION

	{68} Targeted Overcollateralization (greater of)										{68}	65,279,929.78
	{69} (a)(i) 12.25% of the Principal Balance of the Receivables at the end of the Collection Period Prior to the Class A-2-B Notes being paid in full or										{69}	71,082,590.21
	{70} (a)(ii) 11.25% of the Principal Balance of the Receivables at the end of the Collection Period After the Class A-2-B Notes have been paid in full and										{70}	65,279,929.78
	{71} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date										{71}	16,699,638.50

{72} End of period Principal Balance of the Receivables											{72}	580,266,042.53
	{73} End of period Note Balance										{73}	514,986,112.75
	{74} Overcollateralization amount at the end of the Collection Period										{74}	65,279,929.78
	{75} Overcollateralization % at the end of the Collection Period										{75}	11.25%

	VI. STATISTICAL DATA

										Original	Previous	Current
	{76} Principal Balance of the Receivables								{76}	1,113,309,233.22	602,221,382.68	580,266,042.53
	{77} Weighted average coupon of the Receivables								{77}	15.20%	14.98%	14.97%
	{78} Weighted average original term of the Receivables								{78}	71.45	71.69	71.69
	{79} Weighted average remaining term of the Receivables								{79}	67.50	54.34	53.58
	{80} Number of Receivables								{80}	53,866	33,149	32,017

	VII. DELINQUENCY

										Units	Dollars	Percentage
	Receivables with Scheduled Payment Delinquent
	{81} 31-60 days								{81}	1,292	22,597,430.57	3.89%
	{82} 61-90 days								{82}	486	8,290,660.52	1.43%
	{83} 91-120 days								{83}	211	3,492,562.21	0.60%
	{84} 121 + days delinquent								{84}	—	—	0.00%
	{85} Total								{85}	1,989	34,380,653.30	5.92%

{86} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)											{86}	12,423,524.07
{87} Delinquency Percentage as of the End of the Collection Period											{87}	2.14%
{88} Delinquency Trigger											{88}	24.00%
{89} Delinquency Trigger Occurred											{89}	No

	VIII. REPOSSESSION INVENTORY

											Units	Dollars
	{90} Beginning of period Repossessed Inventory									{90}	227	4,837,826.65
	{91} Vehicles Repossessed in current period									{91}	233	4,699,910.23
	{92} Repossessed vehicles sold in current period									{92}	142	3,085,642.14
	{93} Repossessed vehicles reinstated in current period									{93}	46	744,232.84
	{94} Repossessed vehicle adjustment in current period									{94}	(4)	(87,250.58)
	{95} End of period Repossessed Inventory									{95}	268	5,620,611.32

	IX. CUMULATIVE NET LOSS RATIO

											Units (a)	Dollars (a)
	{96} Receivables becoming Defaulted Receivables during period									{96}	213	3,493,482.74
	{97} Cram Down Losses occurring during period									{97}	6	(8,295.20)
	{98} Net Liquidation Proceeds collected during period									{98}	827	2,587,573.42
	{99} Net losses during period									{99}		897,614.12
	(a) Unit count represents # instances in period per loan per line item

										Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
	{100} Current Period Net Loss Ratio								{100}	897,614.12	591,243,712.61	0.15%

	{101} Prior Period Net Loss Ratio								{101}	2,054,997.91	612,957,638.52	0.34%
	{102} Second Prior Period Net Loss Ratio								{102}	2,347,515.41	634,994,283.19	0.37%
	{103} Third Prior Period Net Loss Ratio								{103}	4,939,220.55	658,650,594.13	0.75%
	{104} Rolling 3 prior month average Net Loss Ratio								{104}			0.48%
	(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
	(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

	{105} Cumulative Net losses since Cut-off Date (beginning of period)										{105}	56,289,997.45
	{106} Net losses during period										{106}	897,614.12
	{107} Other Adjustments										{107}	(465,552.30)
	{108} Cumulative Net losses since Cut-off Date (end of period)										{108}	56,722,059.27

	{109} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)										{109}	5.09%

	X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the requirements of the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”), and (b) in order to enable compliance by affected institutional investors with certain provisions of Articles 5 and 6 of Regulation (EU) 2017/2402 of December 12, 2017, together with any guidance published and regulatory technical and implementing standards adopted in relation thereto (collectively, the “EU Due Diligence and Retention Rules”), each as in effect and applicable on the Closing Date. The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Due Diligence and Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of the EU Due Diligence and Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and those EU Due Diligence and Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and those EU Due Diligence and Retention Rules.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2019-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 1, 2020 to July 31, 2020. Please refer to the Form ABS-15G filed by the Securitizer on January 30, 2020 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	August 7, 2020

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: July 31, 2020

Transaction Name	End of period aggregate Principal Balance	Beginning Number of Receivables	End of period aggregate Principal Balance of Extended Loans	Number of Extended Loans	Extension Rate (1)
SDART 2016-1	116,357,419.15	13,655	6,028,234.42	492	5.18%
SDART 2016-2	157,583,987.45	18,442	8,838,858.32	737	5.61%
SDART 2016-3	213,871,772.32	22,631	11,022,647.03	869	5.15%
SDART 2017-1	205,713,029.83	20,199	11,514,304.22	860	5.60%
SDART 2017-2	290,160,690.38	27,295	15,826,982.22	1,133	5.45%
SDART 2017-3	271,735,202.18	23,275	13,440,633.22	867	4.95%
SDART 2018-1	374,610,032.88	30,552	21,161,159.72	1,346	5.65%
SDART 2018-2	375,515,362.93	28,425	21,553,241.40	1,283	5.74%
SDART 2018-3	471,643,622.96	30,918	29,020,542.17	1,569	6.15%
SDART 2018-4	443,565,107.95	27,927	26,101,178.04	1,336	5.88%
SDART 2018-5	527,050,458.14	33,057	30,860,634.87	1,591	5.86%
SDART 2019-1	580,266,042.53	33,149	34,785,776.27	1,653	5.99%
SDART 2019-2	730,560,208.74	41,624	42,062,720.38	1,936	5.76%
SDART 2019-3	795,974,779.23	48,683	42,771,760.50	2,144	5.37%
SDART 2020-1	1,146,236,477.69	58,432	43,885,655.30	1,943	3.83%
SDART 2020-2	1,636,065,657.64	86,980	25,009,680.87	1,128	1.53%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance